Capital World Growth and Income Fund®
Investment portfolio
February 28, 2023
unaudited

Common stocks 95.51% Information technology 16.86%	Shares	Value (000)
Broadcom, Inc.	5,342,287	$3,174,868
Microsoft Corp.	11,128,669	2,775,713
Taiwan Semiconductor Manufacturing Company, Ltd.	152,700,000	2,560,912
ASML Holding NV	2,749,442	1,698,321
Apple, Inc.	7,199,823	1,061,326
Tokyo Electron, Ltd.	2,116,400	726,063
EPAM Systems, Inc.[1]	2,132,943	656,200
Capgemini SE	2,851,150	536,335
Micron Technology, Inc.	8,258,999	477,535
NVIDIA Corp.	1,494,082	346,866
Mastercard, Inc., Class A	954,466	339,112
Accenture PLC, Class A	991,868	263,391
TE Connectivity, Ltd.	1,874,664	238,682
Logitech International SA	3,854,324	210,671
Delta Electronics, Inc.	19,571,320	184,026
Hexagon AB, Class B	15,405,452	170,935
Keyence Corp.	392,300	169,678
Shopify, Inc., Class A, subordinate voting shares[1]	4,116,700	169,361
Ceridian HCM Holding, Inc.[1]	2,255,527	164,496
Applied Materials, Inc.	1,331,061	154,603
Synopsys, Inc.[1]	393,800	143,249
OBIC Co., Ltd.	899,500	131,732
GlobalWafers Co., Ltd.	7,125,000	119,726
Worldline SA, non-registered shares[1]	2,800,351	117,055
Salesforce, Inc.[1]	616,496	100,865
SK hynix, Inc.	1,367,120	92,364
Oracle Corp.	1,043,316	91,186
Lasertec Corp.	535,951	87,190
MediaTek, Inc.	3,636,000	86,277
Fujitsu, Ltd.	635,528	81,778
PagSeguro Digital, Ltd., Class A1	9,304,392	80,669
ServiceNow, Inc.[1]	181,874	78,600
SS&C Technologies Holdings, Inc.	1,323,822	77,708
Disco Corp.	230,400	72,256
Infosys, Ltd.	3,569,800	64,236
Snowflake, Inc., Class A1	348,922	53,867
Wolfspeed, Inc.[1]	173,000	12,799
Stripe, Inc., Class B1,2,3	192,531	3,955
		17,574,606
Health care 14.09%
UnitedHealth Group, Inc.	4,043,782	1,924,598
Abbott Laboratories	14,264,288	1,450,963
Eli Lilly and Company	3,396,045	1,056,917
Gilead Sciences, Inc.	10,358,148	834,142
AstraZeneca PLC	6,234,153	815,864
Capital World Growth and Income Fund — Page 1 of 12

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Novo Nordisk A/S, Class B	5,194,251	$735,324
Thermo Fisher Scientific, Inc.	1,219,193	660,510
Daiichi Sankyo Company, Ltd.	20,329,800	639,510
Pfizer, Inc.	15,119,852	613,412
Takeda Pharmaceutical Company, Ltd.	19,195,500	593,819
Centene Corp.[1]	7,059,617	482,878
Novartis AG	5,701,642	479,934
Stryker Corp.	1,691,283	444,605
GE HealthCare Technologies, Inc.[1]	5,455,274	414,601
Siemens Healthineers AG	7,053,310	368,389
AbbVie, Inc.	2,068,584	318,355
Vertex Pharmaceuticals, Inc.[1]	872,012	253,136
Amgen, Inc.	970,964	224,934
Olympus Corp.	12,619,700	212,622
Bayer AG	3,508,803	208,907
Insulet Corp.[1]	508,130	140,427
Shionogi & Co., Ltd.	3,123,000	138,976
Carl Zeiss Meditec AG, non-registered shares	992,300	132,559
PerkinElmer, Inc.	1,051,795	131,022
EssilorLuxottica	737,825	128,297
DexCom, Inc.[1]	1,100,592	122,177
The Cigna Group	387,994	113,333
Zoetis, Inc., Class A	676,527	112,980
Intuitive Surgical, Inc.[1]	422,594	96,939
CSL, Ltd.	484,237	96,547
Medtronic PLC	1,145,679	94,862
CVS Health Corp.	995,000	83,122
Penumbra, Inc.[1]	316,212	82,212
ResMed, Inc.	357,000	76,041
Rede D’Or Sao Luiz SA	14,652,698	71,508
BioNTech SE (ADR)[4]	488,000	63,465
Eurofins Scientific SE, non-registered shares	864,858	60,374
Guardant Health, Inc.[1]	1,949,538	60,221
Alcon, Inc.	755,541	51,468
Catalent, Inc.[1]	745,000	50,824
Agilon Health, Inc.[1,4]	1,083,900	22,990
Molina Healthcare, Inc.[1]	61,900	17,043
Alnylam Pharmaceuticals, Inc.[1]	51,110	9,785
EUROAPI[1]	163,475	2,680
		14,693,272
Industrials 12.73%
Airbus SE, non-registered shares	9,816,126	1,287,640
General Electric Co.	12,955,521	1,097,462
Carrier Global Corp.	15,650,118	704,725
Safran SA	4,699,499	665,870
Raytheon Technologies Corp.	5,956,892	584,311
BAE Systems PLC	53,074,253	573,286
Deere & Company	1,291,423	541,416
Boeing Company[1]	2,613,843	526,820
Recruit Holdings Co., Ltd.	18,865,853	513,232
Siemens AG	3,251,748	497,677
Caterpillar, Inc.	1,872,179	448,480
Lockheed Martin Corp.	806,146	382,323
Melrose Industries PLC	192,379,852	346,759
Capital World Growth and Income Fund — Page 2 of 12

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
L3Harris Technologies, Inc.	1,536,412	$324,475
TransDigm Group, Inc.	435,678	324,088
CSX Corp.	10,270,510	313,148
LIXIL Corp.[5]	17,221,000	274,590
Mitsui & Co., Ltd.	9,047,500	254,105
Bureau Veritas SA	8,471,666	242,471
Johnson Controls International PLC	3,198,628	200,618
Daikin Industries, Ltd.	1,158,100	198,567
RELX PLC	6,202,434	186,739
Compagnie de Saint-Gobain SA, non-registered shares	3,031,355	180,609
Brenntag SE	2,354,147	177,785
Deutsche Post AG	3,879,522	164,627
Legrand SA	1,719,205	159,292
ASSA ABLOY AB, Class B	6,263,742	152,644
Bunzl PLC	4,114,328	146,686
Canadian Pacific Railway, Ltd.	1,902,000	144,438
International Consolidated Airlines Group SA (CDI)[1]	70,470,000	131,199
Schneider Electric SE	775,816	124,827
Thales SA	857,435	119,893
MTU Aero Engines AG	489,248	118,244
Rockwell Automation	371,000	109,419
Waste Connections, Inc.	793,500	106,265
Northrop Grumman Corp.	225,000	104,425
VINCI SA	911,317	103,947
The Weir Group PLC	4,294,581	98,097
Rentokil Initial PLC	15,310,800	94,367
BayCurrent Consulting, Inc.[4]	2,243,800	88,167
SMC Corp.	164,400	83,434
AB Volvo, Class B	3,670,887	73,572
Nidec Corp.	1,255,000	63,563
Larsen & Toubro, Ltd.	2,415,848	61,637
Adecco Group AG	1,721,592	61,161
ManpowerGroup, Inc.	661,496	56,148
Atlas Copco AB, Class B	5,156,016	54,486
		13,267,734
Financials 12.63%
Zurich Insurance Group AG	2,275,516	1,078,505
AIA Group, Ltd.	81,955,327	869,210
Kotak Mahindra Bank, Ltd.	34,095,372	713,212
JPMorgan Chase & Co.	4,314,098	618,426
ING Groep NV	43,573,551	611,400
Toronto-Dominion Bank (CAD denominated)	8,755,325	582,940
HDFC Bank, Ltd.	22,677,514	438,806
HDFC Bank, Ltd. (ADR)	848,539	57,395
Ping An Insurance (Group) Company of China, Ltd., Class H	61,516,500	417,717
Ping An Insurance (Group) Company of China, Ltd., Class A	1,466,988	10,190
Wells Fargo & Company	8,394,292	392,601
B3 SA-Brasil, Bolsa, Balcao	194,814,847	392,573
PNC Financial Services Group, Inc.	2,343,139	370,028
Morgan Stanley	3,699,044	356,958
Discover Financial Services	2,581,702	289,151
Blackstone, Inc., nonvoting shares	3,175,925	288,374
Chubb, Ltd.	1,363,092	287,640
Aon PLC, Class A	924,500	281,094
Capital World Growth and Income Fund — Page 3 of 12

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
American International Group, Inc.	4,483,196	$273,968
Nasdaq, Inc.	4,824,460	270,459
DBS Group Holdings, Ltd.	9,877,300	250,293
DNB Bank ASA	12,165,081	243,189
KBC Groep NV	3,209,080	239,973
HDFC Life Insurance Company, Ltd.	40,382,630	238,776
Intercontinental Exchange, Inc.	2,016,972	205,328
China Merchants Bank Co., Ltd., Class A	24,097,517	129,561
China Merchants Bank Co., Ltd., Class H	10,304,306	55,792
Citigroup, Inc.	3,624,738	183,738
S&P Global, Inc.	499,145	170,308
Fairfax Financial Holdings, Ltd., subordinate voting shares	239,300	167,303
FinecoBank SpA	9,145,763	158,161
BNP Paribas SA	2,147,455	150,251
AXA SA	4,748,000	149,905
Banco Santander, SA	36,500,717	143,714
Israel Discount Bank, Ltd., Class A	28,985,944	137,575
Ares Management Corp., Class A	1,655,413	133,476
Apollo Asset Management, Inc.	1,828,207	129,620
CME Group, Inc., Class A	678,301	125,730
National Bank of Canada	1,640,200	120,470
MSCI, Inc.	207,600	108,398
Arthur J. Gallagher & Co.	560,000	104,916
United Overseas Bank, Ltd.	4,600,000	102,067
Fifth Third Bancorp	2,800,000	101,640
Blue Owl Capital, Inc., Class A4	8,060,870	99,471
Power Corporation of Canada, subordinate voting shares	3,688,606	98,453
Postal Savings Bank of China Co., Ltd., Class H4	159,359,000	95,623
East Money Information Co., Ltd., Class A	31,336,308	94,469
Goldman Sachs Group, Inc.	255,200	89,741
Macquarie Group, Ltd.	699,835	89,249
Marsh & McLennan Companies, Inc.	428,372	69,456
Great-West Lifeco, Inc.	2,484,025	67,776
Bajaj Finance, Ltd.	888,200	65,670
Axis Bank, Ltd.	6,329,326	64,627
XP, Inc., Class A1	4,946,500	61,435
Aegon NV	11,403,867	59,501
Tryg A/S	2,059,302	45,637
ICICI Bank, Ltd.	1,101,093	11,386
Lufax Holding, Ltd. (ADR)	4,385,140	9,472
Sberbank of Russia PJSC[1,2]	182,070,644	—[6]
		13,172,797
Consumer discretionary 9.90%
LVMH Moët Hennessy-Louis Vuitton SE	2,401,150	2,003,820
Home Depot, Inc.	3,731,766	1,106,618
General Motors Company	16,138,767	625,216
Booking Holdings, Inc.[1]	230,544	581,893
Amazon.com, Inc.[1]	5,884,381	554,485
Flutter Entertainment PLC[1]	2,683,572	432,432
Cie. Financière Richemont SA, Class A	2,401,885	361,488
Sony Group Corp.	4,024,400	337,842
Restaurant Brands International, Inc.	2,601,838	167,792
Restaurant Brands International, Inc. (CAD denominated)	2,530,000	163,259
Marriott International, Inc., Class A	1,758,617	297,628
Capital World Growth and Income Fund — Page 4 of 12

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Dollar Tree Stores, Inc.[1]	1,950,100	$283,311
Industria de Diseño Textil, SA	7,904,665	243,215
Chipotle Mexican Grill, Inc.[1]	161,579	240,927
Target Corp.	1,352,500	227,896
Lennar Corp., Class A	2,313,419	223,800
Sands China, Ltd.[1]	55,486,800	192,275
Tesla, Inc.[1]	928,507	191,003
Evolution AB	1,497,753	181,224
Shimano, Inc.	1,146,600	178,658
Stellantis NV	8,190,700	143,204
InterContinental Hotels Group PLC	2,098,800	141,526
Rivian Automotive, Inc., Class A1,4	7,259,894	140,116
NIKE, Inc., Class B	1,141,000	135,539
Astra International Tbk PT	338,630,400	135,452
Pan Pacific International Holdings Corp.	7,190,000	131,491
YUM! Brands, Inc.	1,000,000	127,160
Darden Restaurants, Inc.	822,805	117,653
MercadoLibre, Inc.[1]	85,194	103,937
Kindred Group PLC (SDR)	7,714,973	83,982
Midea Group Co., Ltd., Class A	10,917,707	82,535
Li Ning Co., Ltd.	9,495,000	80,744
Royal Caribbean Cruises, Ltd.[1]	993,000	70,146
JD.com, Inc., Class A	2,549,962	56,428
Aristocrat Leisure, Ltd.	2,278,300	56,018
Wynn Macau, Ltd.[1,4]	50,954,800	52,646
NEXT PLC	528,257	43,475
Entain PLC	783,600	12,814
Hermès International	6,125	11,114
Meituan, Class B1	208,240	3,611
		10,324,373
Consumer staples 7.21%
Philip Morris International, Inc.	18,047,334	1,756,006
Nestlé SA	6,530,851	735,566
Keurig Dr Pepper, Inc.	16,203,279	559,823
Seven & i Holdings Co., Ltd.[4]	10,089,303	451,279
Kroger Co.	10,189,000	439,553
Imperial Brands PLC	17,061,257	411,469
Kweichow Moutai Co., Ltd., Class A	1,428,131	373,268
British American Tobacco PLC	9,617,821	363,665
Ocado Group PLC[1,5]	52,946,303	349,511
Bunge, Ltd.	3,078,649	294,011
Ajinomoto Co., Inc.	9,945,968	293,510
Danone SA	4,106,268	231,232
Arca Continental, SAB de CV	25,310,000	213,613
Constellation Brands, Inc., Class A	913,294	204,304
Treasury Wine Estates, Ltd.	21,360,953	201,377
ITC, Ltd.	35,354,798	161,105
Altria Group, Inc.	3,321,779	154,230
Varun Beverages, Ltd.	8,965,318	141,067
Kao Corp.	2,461,300	92,013
Essity Aktiebolag, Class B	2,910,584	78,687
Costco Wholesale Corp.	30,500	14,768
		7,520,057
Capital World Growth and Income Fund — Page 5 of 12

unaudited
Common stocks (continued) Materials 7.17%	Shares	Value (000)
Vale SA, ordinary nominative shares	92,741,598	$1,511,372
Vale SA (ADR), ordinary nominative shares	44,676,504	730,014
Fortescue Metals Group, Ltd.	73,679,045	1,060,983
Rio Tinto PLC	9,916,871	681,356
Freeport-McMoRan, Inc.	15,553,151	637,213
Linde PLC	1,260,339	439,064
Air Liquide SA, non-registered shares	1,670,554	266,031
Air Liquide SA, bonus shares[1]	651,200	103,702
Shin-Etsu Chemical Co., Ltd.	2,308,079	324,628
BHP Group, Ltd. (CDI)	6,878,370	209,116
Evonik Industries AG	9,201,448	196,886
Albemarle Corp.	659,175	167,635
Glencore PLC	25,773,505	153,567
Air Products and Chemicals, Inc.	533,488	152,567
Akzo Nobel NV	1,768,583	129,522
Barrick Gold Corp. (CAD denominated)	7,287,750	117,768
CRH PLC	2,300,462	108,326
HeidelbergCement AG	1,505,944	103,726
Amcor PLC (CDI)	8,766,643	97,512
First Quantum Minerals, Ltd.	4,103,000	89,638
Dow, Inc.	1,560,680	89,271
Corteva, Inc.	1,050,000	65,404
Lynas Rare Earths, Ltd.[1]	6,636,000	36,616
		7,471,917
Energy 5.98%
Canadian Natural Resources, Ltd. (CAD denominated)	24,286,983	1,372,495
Baker Hughes Co., Class A	29,369,395	898,703
TotalEnergies SE	10,533,604	652,551
EOG Resources, Inc.	4,383,090	495,377
BP PLC	55,301,775	366,191
Tourmaline Oil Corp.	7,330,710	321,273
Cameco Corp. (CAD denominated)	8,769,500	239,723
Cameco Corp.	2,676,500	73,176
Shell PLC (GBP denominated)	8,877,600	269,790
Shell PLC (ADR)	14,358	873
Shell PLC (EUR denominated)	15,439	471
Reliance Industries, Ltd.	8,496,000	238,696
Woodside Energy Group, Ltd.	7,076,091	170,986
Woodside Energy Group, Ltd. (CDI)	2,149,929	52,238
ConocoPhillips	1,752,040	181,073
TC Energy Corp. (CAD denominated)[4]	4,501,104	179,153
Aker BP ASA[4]	5,957,895	160,812
Suncor Energy, Inc.[4]	4,731,173	159,012
Exxon Mobil Corp.	1,116,464	122,710
Cenovus Energy, Inc. (CAD denominated)	6,284,000	115,871
Halliburton Company	2,690,208	97,466
Var Energi ASA[4]	24,212,018	69,024
Gazprom PJSC[2]	129,104,684	—[6]
		6,237,664
Communication services 5.41%
Alphabet, Inc., Class C1	11,072,111	999,811
Alphabet, Inc., Class A1	5,332,554	480,250
Netflix, Inc.[1]	1,809,773	582,982
Capital World Growth and Income Fund — Page 6 of 12

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Comcast Corp., Class A	13,300,071	$494,364
Publicis Groupe SA	5,731,045	456,084
Meta Platforms, Inc., Class A1	2,293,309	401,191
SoftBank Corp.	31,697,091	357,932
Sea, Ltd., Class A (ADR)[1]	5,083,884	317,692
NetEase, Inc.	20,381,375	314,442
Deutsche Telekom AG	9,667,900	217,144
Universal Music Group NV	8,675,171	205,078
Bharti Airtel, Ltd.	21,065,628	189,143
Bharti Airtel, Ltd., interim shares	744,245	3,258
Take-Two Interactive Software, Inc.[1]	1,467,162	160,728
Singapore Telecommunications, Ltd.	89,965,700	158,121
Omnicom Group, Inc.	1,300,494	117,786
Nippon Telegraph and Telephone Corp.	3,239,700	93,916
Tencent Holdings, Ltd.	2,082,400	91,155
Yandex NV, Class A1,2	8,608,873	—[6]
		5,641,077
Utilities 2.58%
Iberdrola, SA, non-registered shares	30,059,145	345,437
DTE Energy Company	2,999,798	329,108
PG&E Corp.[1]	18,877,804	294,871
E.ON SE	25,999,848	284,488
China Resources Gas Group, Ltd.	59,172,000	249,521
Engie SA	14,101,911	206,372
Engie SA, bonus shares	2,222,972	32,532
Edison International	3,051,780	202,058
Power Grid Corporation of India, Ltd.	65,627,628	176,439
NextEra Energy, Inc.	2,383,726	169,316
ENN Energy Holdings, Ltd.	8,253,000	117,233
Enel SpA	19,810,675	111,411
AES Corp.	2,671,392	65,930
Constellation Energy Corp.	759,368	56,869
Public Service Enterprise Group, Inc.	838,600	50,677
		2,692,262
Real estate 0.95%
Crown Castle, Inc. REIT	2,336,668	305,519
Longfor Group Holdings, Ltd.	51,610,857	147,283
American Tower Corp. REIT	722,883	143,138
Americold Realty Trust, Inc. REIT	3,750,000	110,250
W. P. Carey, Inc. REIT	1,315,000	106,725
China Resources Mixc Lifestyle Services, Ltd.	18,653,088	102,184
Sun Hung Kai Properties, Ltd.	2,963,211	40,469
Iron Mountain, Inc. REIT	654,019	34,500
		990,068
Total common stocks (cost: $72,828,409,000)		99,585,827
Preferred securities 0.17% Consumer discretionary 0.12%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares[1]	1,040,343	125,553
Capital World Growth and Income Fund — Page 7 of 12

unaudited
Preferred securities (continued) Health care 0.03%	Shares	Value (000)
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	3,843,704	$32,585
Financials 0.02%
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1,4]	3,417,000	7,654
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1]	3,518,000	7,458
		15,112
Information technology 0.00%
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2,3]	82,866	1,702
Total preferred securities (cost: $203,419,000)		174,952
Convertible bonds & notes 0.05% Communication services 0.05%	Principal amount (000)
Sea, Ltd., convertible notes, 2.375% 12/1/2025	USD49,749	52,474
Total convertible bonds & notes (cost: $49,838,000)		52,474
Bonds, notes & other debt instruments 0.31% Corporate bonds, notes & loans 0.26% Health care 0.13%
Teva Pharmaceutical Finance Co. BV 6.00% 4/15/2024	85,907	85,818
Teva Pharmaceutical Finance Co. BV 3.15% 10/1/2026	59,700	52,227
		138,045
Consumer discretionary 0.07%
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[7]	35,910	38,281
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[7]	22,275	19,435
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[7]	8,725	9,042
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[7]	7,252	7,699
		74,457
Energy 0.03%
ONEOK, Inc. 2.20% 9/15/2025	2,141	1,964
TransCanada Corp. 5.875% 8/15/2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[8]	28,474	27,123
		29,087
Financials 0.03%
Lloyds Banking Group PLC 3.369% 12/14/2046 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 12/41/2041)[8]	42,024	28,500
Total corporate bonds, notes & loans		270,089
Bonds & notes of governments & government agencies outside the U.S. 0.05%
United Mexican States, Series M, 8.00% 12/7/2023	MXN1,013,000	53,987
Total bonds, notes & other debt instruments (cost: $331,591,000)		324,076
Short-term securities 4.03% Money market investments 3.68%	Shares
Capital Group Central Cash Fund 4.66%[5,9]	38,328,754	3,832,875
Capital World Growth and Income Fund — Page 8 of 12

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan 0.35%	Shares	Value (000)
Capital Group Central Cash Fund 4.66%[5,9,10]	1,015,871	$101,587
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.51%[9,10]	89,541,657	89,542
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.47%[9,10]	62,300,000	62,300
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.46%[9,10]	33,000,000	33,000
Fidelity Investments Money Market Government Portfolio, Class I 4.46%[9,10]	25,600,000	25,600
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.43%[9,10]	18,300,000	18,300
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.49%[9,10]	14,600,000	14,600
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%[9,10]	14,600,000	14,600
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.42%[9,10]	7,300,000	7,300
		366,829
Total short-term securities (cost: $4,199,460,000)		4,199,704
Total investment securities 100.07% (cost: $77,612,717,000)		104,337,033
Other assets less liabilities (0.07)%		(75,483)
Net assets 100.00%		$104,261,550
Investments in affiliates5

	Value of affiliates at 12/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 2/28/2023 (000)	Dividend income (000)
Common stocks 0.60%
Industrials 0.26%
LIXIL Corp.	$267,845	$—	$—	$—	$6,745	$274,590	$—
Consumer staples 0.34%
Ocado Group PLC[1]	401,720	—	—	—	(52,209)	349,511	—
Total common stocks						624,101
Short-term securities 3.78%
Money market investments 3.68%
Capital Group Central Cash Fund 4.66%[9]	907,402	5,211,844	2,286,542	67	104	3,832,875	31,869
Money market investments purchased with collateral from securities on loan 0.10%
Capital Group Central Cash Fund 4.66%[9,10]	99,481	2,106[11]				101,587	—[12]
Total short-term securities						3,934,462
Total 4.38%				$67	$(45,360)	$4,558,563	$31,869
Restricted securities3

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Class B1,2	5/6/2021	$7,726	$3,955.01%
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2]	3/15/2021	3,325	1,702	.00[13]
Total		$11,051	$5,657.01%

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[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $5,657,000, which represented .01% of the net assets of the fund.

[4]	All or a portion of this security was on loan. The total value of all such securities was $615,742,000, which represented .59% of the net assets of the fund.
[5]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[6]	Amount less than one thousand.
[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $74,457,000, which represented .07% of the net assets of the fund.

[8]	Step bond; coupon rate may change at a later date.
[9]	Rate represents the seven-day yield at 2/28/2023.
[10]	Security purchased with cash collateral from securities on loan.
[11]	Represents net activity.
[12]	Dividend income is included with securities lending income and is not shown in this table.
[13]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
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Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2023 (dollars in thousands):
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	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$17,570,651	$—	$3,955	$17,574,606
Health care	14,693,272	—	—	14,693,272
Industrials	13,267,734	—	—	13,267,734
Financials	13,172,797	—	—*	13,172,797
Consumer discretionary	10,324,373	—	—	10,324,373
Consumer staples	7,520,057	—	—	7,520,057
Materials	7,368,215	103,702	—	7,471,917
Energy	6,237,664	—	—*	6,237,664
Communication services	5,641,077	—	—*	5,641,077
Utilities	2,659,730	32,532	—	2,692,262
Real estate	990,068	—	—	990,068
Preferred securities	173,250	—	1,702	174,952
Convertible bonds & notes	—	52,474	—	52,474
Bonds, notes & other debt instruments	—	324,076	—	324,076
Short-term securities	4,199,704	—	—	4,199,704
Total	$103,818,592	$512,784	$5,657	$104,337,033
*
Amount less than one thousand.
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipts
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-033-0423O-S89782
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